EVENT SUBSEQUENT TO JUNE 30,2024 (Details) - The Agreement - Movantik Acquisition Co, Valinor Pharma, LLC, and HCR Redhill SPV, LLC	Jul. 15, 2024 USD ($)
Disclosure of non-adjusting events after reporting period
Proceeds received following global termination agreement	$ 9,900,000
Restricted cash and cash equivalents	700,000
Increase in future obligations	$ 12,200,000